Adoption of Long-Duration Targeted Improvements - Narrative (Details) $ in Billions	Jul. 01, 2021 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gross reserves balance, fully reinsured	$ 1.1
Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gross reserves balance, fully reinsured	$ 0.9